UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    November 11, 2010


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         97

Form 13F Information Table Value Total:       1,648,305 (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



                                                                FORM 13F INFORMATION TABLE

					Title of		Value 	       Shares/	      SH/    PUT/  Invtmnt  Other	Voting Authority
Issuer					Class	 CUSIP		* $1000	       PRN Amount     PRN    CALL  Dscretn  Mgrs  Sole  Shared  None
Aetna Inc                               CS       00817Y108      2,813          89,000         SH            SOLE          89,000
Air Products & Chemicals Inc            CS       009158106      11,181         135,000        SH            SOLE          135,000
American Capital Ltd                    CS       02503Y103      16,560         2,850,199      SH            SOLE          2,850,199
AMGEN INC 0.125% 2/11                   CB       031162AN0      34,871         35,000,000     PRN           SOLE          35,000,000
Anadarko Petroleum Corp                 CS       032511107      6,013          105,400        SH            SOLE          105,400
AOL Inc                                 CS       00184X105      4,449          179,774        SH            SOLE          179,774
Apache Corp                             CS       037411105      20,087         205,472        SH            SOLE          205,472
Apollo Group Inc                        CS       037604105      4,108          80,000         SH            SOLE          80,000
Apple Inc                               CS       037833100      12,719         44,825         SH            SOLE          44,825
ArcelorMittal NA 5% 15/05/2014          CB       03938LAK0      17,188         13,000,000     PRN           SOLE          13,000,000
ArcSight Inc                            CS       039666102      2,217          50,925         SH            SOLE          50,925
Baxter International Inc                CS       071813109      2,386          50,000         SH            SOLE          50,000
BHP Billiton Ltd                        CS       088606108      114,480        1,500,000      SH            SOLE          1,500,000
BHP Billiton PLC                        CS       05545E209      44,744         700,000        SH            SOLE          700,000
BRANDYWINE OPER PRTNRSHIP 3.875% 10/26  CB       105340AH6      9,000          9,000,000      PRN           SOLE          9,000,000
Burger King Holdings Inc                CS       121208201      18,646         780,800        SH            SOLE          780,800
Boston PPTYS LTD PRTNR 2.875% 2/37      CB       10112RAK0      25,250         25,000,000     PRN           SOLE          25,000,000
CapitalSource Inc                       CS       14055X102      6,965          1,304,400      SH            SOLE          1,304,400
Caterpillar Inc                         CS       149123101      6,294          800,000               PUT    SOLE          800,000
CBOE Holdings Inc                       CS       12503M108      202            10,000         SH            SOLE          10,000
Cemex SAB de CV                         CS       151290889      2,576          303,000        SH            SOLE          303,000
Cemex SAB de CV                         CS       G2554F105      8,500          10,000,000            PUT    SOLE          10,000,000
Charles River Laboratories Int          CS       159864107      33,150         1,000,000      SH            SOLE          1,000,000
Coca Cola Enterprise Inc.		CS	 191219104	20,074	       647,548	      SH 	    SOLE	  647,548
Codexis Inc                             CS       192005106      240            25,000         SH            SOLE          25,000
Covidien PLC                            CS       192005106      8,713          216,800        SH            SOLE          216,800
Continental Airlines Inc                CS       210795308      4,028          162,151        SH            SOLE          162,151
CVS Caremark Corp                       CS       126650100      5,193          165,000        SH            SOLE          165,000
Dex One Corp                            CS       25212W100      15,086         1,228,499      SH            SOLE          1,228,499
DIRECTV                                 CS       25490A101      18,054         433,679        SH            SOLE          433,679
Discovery Communications Inc            CS       25470F302      13,176         345,000        SH            SOLE          345,000
Eastman Kodak Co                        CS       277461109      62             14,800         SH            SOLE          14,800
Eastman Kodak Co                        CS       277461109      2,100          5,000,000             CALL   SOLE          5,000,000
Eastman Kodak Co                        CS       277461109      5,880          14,000,000            PUT    SOLE          14,000,000
EMC CORP 1.75% 12/01/13                 CB       268648AM4      34,473         25,000,000     PRN           SOLE          25,000,000
Energy XXI Bermuda Ltd                  CS       G10082140      8,084          349,964        SH            SOLE          349,964
FORD MOTOR CO                           WT       345370134      36,465         8,500,000      SH            SOLE          8,500,000
Fiserv Inc                              CS       337738108      8,660          160,975        SH            SOLE          160,975
Foster Wheeler AG                       CS       H27178104      3,873          158,724        SH            SOLE          158,724
Franklin Resources Inc                  CS       354613101      4,276          40,000         SH            SOLE          40,000
Freeport-McMoRan Copper & Gold          CS       35671D857      7,258          85,000         SH            SOLE          85,000
Gilead Sciences Inc                     CS       375558103      4,811          135,100        SH            SOLE          135,100
Halliburton Co                          CS       406216101      3,346          101,175        SH            SOLE          101,175
Hampton Roads Bankshares Inc            CS       409321106      31,059         77,649,535     SH            SOLE          77,649,535
Hess Corp                               CS       42809H107      5,517          93,326         SH            SOLE          93,326
Hewitt Associates Inc                   CS       42822Q100      264,671        5,248,294      SH            SOLE          5,248,294
Hewlett-Packard Co                      CS       428236103      9,802          233,000        SH            SOLE          233,000
HSBC Holdings PLC                       CS       404280406      35,413         700,000        SH            SOLE          700,000
Intel Corp                              CS       458140100      3,396          176,770        SH            SOLE          176,770
Iridium Communications Inc              CS       46269C102      134            15,679         SH            SOLE          15,679
Lawson Software Inc                     CS       52078P102      2,535          300,000        SH            SOLE          300,000
Liberty Acquisition Holdings Co         CS       53015Y107      7,430          722,769        SH            SOLE          722,769
Liberty Media Corp		        CS       53071M708      2,768          42,664         SH            SOLE          42,664
Louisiana-Pacific Corp                  CS       546347105      8,356          1,103,866      SH            SOLE          1,103,866
Lufkin Industries Inc                   CS       549764108      10,278         234,279        SH            SOLE          234,279
Mariner Energy Inc                      CS       56845T305      32,887         1,357,290      SH            SOLE          1,357,290
Martin Marietta Materials Inc           CS       573284106      4,889          63,522         SH            SOLE          63,522
MetLife Inc                             CS       59156R108      9,613          250,000        SH            SOLE          250,000
Microsoft Corp                          CS       594918104      4,214          172,200        SH            SOLE          172,200
Molson Coors Brewing Co                 CS       60871R209      2,692          57,000         SH            SOLE          57,000
Movado Group Inc                        CS       624580106      5,004          459,937        SH            SOLE          459,937
Navios Maritime Holdings Inc            CS       Y62196103      6,915          1,178,045      SH            SOLE          1,178,045
NCR Corp                                CS       62886E108      1,783          130,801        SH            SOLE          130,801
Northwest Bancshares Inc                CS       667340103      7,952          711,312        SH            SOLE          711,312
Oasis Petroleum Inc                     CS       674215108      194            10,000         SH            SOLE          10,000
Oshkosh Corp	                        CS       688239201      15,972         580,795        SH            SOLE          580,795
Oshkosh Corp                            CS       688239201      7,651          2,782,000             CALL   SOLE          2,782,000
PLAYBOY ENTERPRISES INC 3% 3/15/25      CB       728117AB8      12,048         12,500,000     PRN           SOLE          12,500,000
Pfizer Inc                              CS       717081103      36,386         2,119,151      SH            SOLE          2,119,151
PIONEER NATURAL RESOURCE 2.875% 1/15/38 CB       723787AH0      31,243         25,000,000     PRN           SOLE          25,000,000
Potash Corp of Saskatchewan Inc         CS       73755L107      163,932        1,138,100      SH            SOLE          1,138,100
QLIK Technologies Inc                   CS       74733T105      552            25,000         SH            SOLE          25,000
Qwest Communications Internati          CS       749121109      4,869          776,508        SH            SOLE          776,508
Redwood Trust Inc                       CS       758075402      49,164         3,400,000      SH            SOLE          3,400,000
Reliance Steel & Aluminum Co            CS       759509102      12,088         291,066        SH            SOLE          291,066
TRANSOCEAN INC	1.5%   12/3             CB       893830AV1      75,803         77,500,000     PRN           SOLE          77,500,000
SanDisk Corp                            CS       80004C101      5,597          152,750        SH            SOLE          152,750
Skechers U.S.A. Inc                     CS       830566105      4,719          200,900        SH            SOLE          200,900
Smurfit-Stone Container Corp            CS       83272A104      325            17,717         SH            SOLE          17,717
SPDR S&P 500 ETF Trust                  CS       78462F103      411            3,600          SH            SOLE          3,600
SPDR S&P 500 ETF Trust                  CS       78462F103      741	       65,000                PUT    SOLE          65,000
STANDARD PACIFIC CORP 6% 10/1/12        CB       853763AA8      7,991          7,932,000      PRN           SOLE          7,932,000
Symantec Corp                           CS       871503108      4,551          3,000,000             CALL   SOLE          3,000,000
Teradata Corp                           CS       88076W103      11,434         296,512        SH            SOLE          296,512
Teva Pharmaceutical Industries          CS       881624209      5,079          96,281         SH            SOLE          96,281
Triumph Group Inc                       CS       896818101      5,199          69,697         SH            SOLE          69,697
TYSON FOODS INC 3.25% 10/15/13          CB       902494AP8      23,680         20,000,000     PRN           SOLE          20,000,000
Tyco International Ltd                  CS       H89128104      20,701         563,600        SH            SOLE          563,600
UDR INC 3.625% 9/15/11                  CB       910197AM4      9,076          9,000,000      PRN           SOLE          9,000,000
United States Steel Corp                CS       912909108      3,854          87,900         SH            SOLE          87,900
UnitedHealth Group Inc                  CS       91324P102      2,932          83,500         SH            SOLE          83,500
US STEEL CORP 5/15/14                   CB       912909AE8      38,710         25,000,000     PRN           SOLE          25,000,000
Valeant Pharmaceutical			CS	 91911K102	4,868	       194,322	      SH            SOLE 	  194,322
Wabash National Corp                    CS       929566107      168            20,805         SH            SOLE          20,805
Warner Chilcott PLC                     CS       G94368100      12,803         570,527        SH            SOLE          570,527
WellCare Health Plans Inc               CS       94946T106      5,624          194,195        SH            SOLE          194,195
WellPoint Inc                           CS       94973V107      4,381          77,350         SH            SOLE          77,350
  								1,648,305

